Auditor's remuneration	12 Months Ended
Sep. 30, 2018
Auditor's remuneration
Auditor's remuneration

Note 39. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$’000	2018	2017	2018	2017
Audit and audit-related fees
Audit fees
PwC Australia	19,999	17,886	19,967	17,833
Overseas PwC network firms	3,338	3,225	68	852

Total audit fees	23,337	21,111	20,035	18,685

Audit-related fees
PwC Australia	2,316	3,938	2,224	3,739
Overseas PwC network firms	117	68	-	65

Total audit-related fees	2,433	4,006	2,224	3,804

Total audit and audit-related fees	25,770	25,117	22,259	22,489

Tax fees
PwC Australia	169	5	49	-
Overseas PwC network firms	-	8	-	-

Total tax fees	169	13	49	-

Other fees
PwC Australia	1,581	1,853	1,501	912
Overseas PwC network firms	-	90	-	90

Total other fees	1,581	1,943	1,501	1,002

Total audit and non-audit fees	27,520	27,073	23,809	23,491

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance and tax advisory services.
Other	Various services including systems assurance, compliance advice and controls reviews.

It is Westpac’s policy to engage PwC on assignments additional to their statutory audit duties only if their independence is not impaired or seen to be impaired and where their expertise and experience with Westpac is important. All services were approved by the Audit Committee in accordance with the pre-approval policy and procedures.

PwC also received fees of $7.5 million (2017: $6.0 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.